UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2003
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Check here if Amendment [X]; Amendment Number:         6
                                                  -------------

   This Amendment (Check only one.):      [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number: 028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark D. Lerner
Title:  Vice President
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner                 Baltimore, Maryland           08/16/2005
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      [Signature]                      [City, State]              [Date]

Reason for filing this Amendment:  Please be advised that  in Amendment No. 2 to
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to the Reporting Person's Form 13F for the quarter ended December 31, 2003,  the position reported for DIRECTV Group Inc., CUSIP No. 25459L106, should have  been
identified  as  Hughes  Electronics  Corp.,   CUSIP  No.  444418107.  All  other
information disclosed in Amendment No. 2 with regard to this position are correct.